UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-1743
                                                      --------

                                  Spectra Fund
                                  ------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                              MR. GREGORY S. DUCH
                          FRED ALGER MANAGEMENT, INC.
                                111 FIFTH AVENUE
                               NEW YORK, NY 10003
                            ------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end:                 October 31
Date of reporting period:                April 30, 2003

Item 1. REPORTS TO STOCKHOLDERS


                                  SPECTRA FUND








                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2003
                                   (UNAUDITED)




                               [Graphic Omitted]

Dear Shareholders,

                                                                   June 16, 2003

      Slow, steady economic growth; reliable consumers; tentative corporations; and war. That is the short answer to the question: what happened during the six months ended April 30? The last two months of 2002 saw the equity markets recover from their lows of October 9, though a significant portion of those gains were in technology stocks and were then given up in the first weeks of 2003 because the fundamentals had not yet improved.

      However, throughout this period, the economy remained in a steady growth pattern. It was not a dramatic period. Consumer spending accounted for most of the economic growth. Consumers were aided by historically low interest rates, already well below 4% on the 10-year note by April and continually decreasing thereafter. Low rates led to another wave of mortgage refinancing, which put more money in people's pockets. That refinancing boom, combined with increased federal spending, tax cuts, and a Federal Reserve that has kept short-term rates very low, buoyed consumer spending during a time of weak employment, tentative companies, and tumultuous international affairs.

      A cold and snowy February of 2003 combined with rising tension and concern about Iraq dampened economic activity across the board. Consumers pared back purchases on certain items, and companies were loathe to undertake capital expenditures ahead of the war. As a result, the economy grew at an annual rate of less than 2% for the first quarter of 2003. However, when it became clear in early March that war was inevitable, the markets rallied. It is often said that the markets hate uncertainty. The rally that began in March was certainly a testament to that notion. The markets seesawed during the uncertain first days of the war, but then resumed their upward movement as Saddam Hussein's regime crumbled. The result was that from November 1, 2002 through April 30, 2003, the Dow rose 2.1%, the S&P 500 was up 4.5%, and the NASDAQ gained 10.1%.

      Now, for the first time in over two years, Wall Street has begun to look to the future. Companies that can show healthy balance sheets and an ability to improve productivity and expand their businesses are becoming attractive to investors. That is as it should be, but it has not been the case for quite a while. The markets and the country in general are beginning to emerge from two years that included a recession, terrorism, war, and corporate scandals. Sentiment has slowly been shifting away from fear and toward guarded hope. That shift should lead to support for higher levels for the equity markets. That does not mean a return to irrational exuberance, but it does mean a more balanced market where good companies and good stock picking are rewarded.

      Respectfully submitted,

      /s/ Dan C. Chung
      ----------------
      Dan C. Chung
      Chief Investment Officer

SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2003

    SHARES     COMMON STOCKS--99.7%                                       VALUE
   --------                                                              -------

               BANKS--1.7%
     162,200   Mellon Financial Corporation                          $ 4,290,190
                                                                     -----------
               BIOTECHNOLOGY--7.5%
     172,000   Amgen Inc.*                                            10,545,320
     108,300   Genzyme Corp.--General Division*                        4,362,324
      78,100   Gilead Sciences, Inc. *                                 3,603,534
                                                                     -----------
                                                                      18,511,178
                                                                     -----------
               COMMERCIAL SERVICES & SUPPLIES--1.0%
      46,100   Apollo Group, Inc. Cl. A*                               2,498,574
                                                                     -----------
               COMMUNICATION EQUIPMENT--4.7%
     414,500   CIENA Corporation*                                      2,018,615
     382,400   Cisco Systems, Inc.*                                    5,751,296
     389,500   Juniper Networks, Inc.*+                                3,980,690
                                                                     -----------
                                                                      11,750,601
                                                                     -----------
               COMPUTERS & PERIPHERALS--3.6%
     584,600   EMC Corporation*                                        5,314,014
     278,700   Network Appliance, Inc.*                                3,701,136
                                                                     -----------
                                                                       9,015,150
                                                                     -----------
               DIVERSIFIED FINANCIALS--6.4%
     225,600   Citigroup Inc.                                          8,854,800
     123,300   Merrill Lynch & Co., Inc.                               5,061,465
      16,420   SLM Corporation                                         1,839,040
                                                                     -----------
                                                                      15,755,305
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--1.8%
     202,700   Halliburton Company                                     4,339,807
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--4.9%
      50,400   Alcon, Inc.*                                            2,220,120
      44,700   Boston Scientific Corporation*                          1,924,335
      87,100   Guidant Corporation*                                    3,396,029
     100,295   Zimmer Holdings, Inc.*                                  4,703,835
                                                                     -----------
                                                                      12,244,319
                                                                     -----------
               HOTELS, RESTAURANTS & LEISURE--.8%
      88,100   Starbucks Corporation*                                  2,069,469
                                                                     -----------
               INDUSTRIAL CONGLOMERATES--4.1%
     344,300   General Electric Company                               10,139,635
                                                                     -----------
               INSURANCE--2.6%
      55,600   AFLAC Incorporated                                      1,818,676
      80,600   American International Group, Inc.                      4,670,770
                                                                     -----------
                                                                       6,489,446
                                                                     -----------
               INTERNET & CATALOG RETAIL--3.5%
      46,100   Amazon.com, Inc.*                                       1,321,687
      79,800   eBay Inc.*+                                             7,403,046
                                                                     -----------
                                                                       8,724,733
                                                                     -----------
               INTERNET SOFTWARE & SERVICES--1.8%
     180,900   Yahoo! Inc.*                                            4,482,702
                                                                     -----------

SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   --------                                                             -------

               INVESTMENT TRUST--3.0%
      75,000   iShares Russell 2000 Growth Index Fund                $ 3,163,500
      75,000   iShares Russell Midcap Growth Index Fund+               4,158,750
                                                                     -----------
                                                                       7,322,250
                                                                     -----------
               MACHINERY--.8%
      27,000   Danaher Corporation                                     1,862,460
                                                                     -----------
               MEDIA--5.7%
     310,100   AOL Time Warner Inc.*                                   4,242,168
     106,800   Comcast Corporation Cl. A*                              3,407,988
     333,500   Liberty Media Corporation Series A*                     3,668,500
      62,400   Viacom Inc. Cl. B*                                      2,708,784
                                                                     -----------
                                                                      14,027,440
                                                                     -----------
               MULTILINE RETAIL--1.8%
      77,855   Wal-Mart Stores, Inc.                                   4,384,794
                                                                     -----------
               PERSONAL PRODUCTS--1.3%
     105,600   Gillette Company                                        3,215,520
                                                                     -----------
               PHARMACEUTICALS--13.1%
      74,800   Allergan, Inc.                                          5,254,700
      89,800   Barr Laboratories, Inc.*                                4,992,880
      44,800   Johnson & Johnson                                       2,524,928
     134,700   Merck & Co., Inc.                                       7,836,846
     169,880   Pfizer Inc.                                             5,223,810
      76,000   Teva Pharmaceutical Industries Ltd. ADR+                3,549,200
      72,950   Wyeth                                                   3,175,513
                                                                     -----------
                                                                      32,557,877
                                                                     -----------
               SEMICONDUCTOR EQUIPMENT & PRODUCTS--8.3%
     143,000   Broadcom Corporation Cl. A*                             2,558,270
     328,000   Intersil Corporation Cl. A*+                            6,068,000
      80,800   KLA-Tencor Corporation*+                                3,312,800
      90,400   Maxim Integrated Products, Inc.                         3,551,816
     185,600   Micron Technology, Inc.*                                1,577,600
     182,100   National Semiconductor Corporation*                     3,410,733
                                                                     -----------
                                                                      20,479,219
                                                                     -----------
               SOFTWARE--9.6%
     436,600   Microsoft Corporation                                  11,163,862
     801,500   Oracle Corporation*                                     9,521,820
     141,750   VERITAS Software Corporation*                           3,119,918
                                                                     -----------
                                                                      23,805,600
                                                                     -----------
               SPECIALTY RETAIL--9.1%
     256,700   Abercrombie & Fitch Co. Cl. A *                         8,440,296
     131,900   Best Buy Co., Inc.*                                     4,561,102
     483,700   Gap, Inc.                                               8,043,931
      48,100   Home Depot, Inc.                                        1,353,053
                                                                     -----------
                                                                      22,398,382
                                                                     -----------
               TEXTILES, APPAREL & LUXURY GOODS--1.3%
      58,600   NIKE, Inc.  Cl. B                                       3,136,858
                                                                     -----------

SPECTRA FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2003

    SHARES    COMMON STOCKS (CONTINUED)                                 VALUE
   --------                                                            -------

              WIRELESS TELECOMMUNICATION SERVICES--1.3%
     168,300  Vodafone Group PLC Sponsored ADR+ .................. $ 3,325,608
                                                                   -----------
              Total Common Stocks
                (Cost $226,417,110)                                246,827,117
                                                                   -----------

   PRINCIPAL
    AMOUNT    SHORT-TERM INVESTMENTS--10.1%
  ----------
              U.S. GOVERNMENT & AGENCY  OBLIGATIONS--1.0%
  $2,600,000  Federal National Mortgage Association, 1.25%, 5/1/03
                (Cost $2,600,000) ................................   2,600,000
                                                                   -----------

    SHARES
   --------
              OTHER SHORT-TERM INVESTMENTS--9.1%
  22,446,362  Security Lending Quality Trust
                (Cost $22,446,362)(b) ............................  22,446,362
                                                                   -----------
              Total Short-Term Investments
                (Cost $25,046,362) ...............................  25,046,362
                                                                   -----------
Total Investments
  (Cost $251,463,472)(a) ...............................   109.8%   271,873,479
Liabilities in Excess of Other Assets ..................    (9.8)   (24,213,398)
                                                           -----   ------------
Net Assets .............................................   100.0%  $247,660,081
                                                           =====   ============






-----------
 *  Non-income producing security.
 +  Securities Partially or Fully on Loan.

(a) At April 30, 2003, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $254,806,795, amounted to $17,066,684 which consisted of aggregate gross unrealized appreciation of $23,383,094 and aggregate gross unrealized depreciation of $6,316,410.
(b) Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

                      [This page intentionally left blank]

SPECTRA FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                             INCOME FROM
                                        INVESTMENT OPERATIONS
                                        ---------------------
                                                         NET
                                                      REALIZED                        DISTRIBUTIONS
                       NET ASSET          NET      AND UNREALIZED       TOTAL             FROM
                        VALUE,         INVESTMENT    GAIN (LOSS)        FROM               NET
                       BEGINNING         INCOME          ON          INVESTMENT         REALIZED
                       OF PERIOD         (LOSS)      INVESTMENTS     OPERATIONS           GAINS
                       ---------       ----------   -------------    ----------         ---------
SPECTRA FUND
CLASS A (i)
Six Months Ended
  4/30/03 (ii)(iii) ..  $ 4.76          $(0.04)(v)      $0.28          $ 0.24             $  --
Year ended 10/31/02       6.32           (0.09)(v)      (1.47)          (1.56)               --
Year ended 10/31/01      10.63           (0.08)(v)      (3.60)          (3.68)            (0.63)
Four months ended
  10/31/00(iii) ......   12.28           (0.02)         (1.63)          (1.65)               --

CLASS N (iv)
Six Months Ended
  4/30/03(ii)(iii) ...  $ 4.76          $(0.03)(v)      $0.25          $ 0.22             $  --
Year ended 10/31/02       6.32           (0.09)(v)      (1.47)          (1.56)               --
Year ended 10/31/01      10.63           (0.08)(v)      (3.60)          (3.68)            (0.63)
Year ended 10/31/00      10.76           (0.08)          0.88            0.80             (0.93)
Year ended 10/31/99       6.65           (0.07)          4.22            4.15             (0.04)
Year ended 10/31/98       5.74           (0.02)          0.98            0.96             (0.05)

-------------
(i)   Initially offered July 1, 2000.

(ii)  Unaudited.

(iii) Ratios have been annualized; total return has not been annualized.

(iv) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 23, 1999.

(v) Amount was computed based on average shares outstanding during the period.

(vi)  Does not reflect the effect of any sales charge.









                       See Notes to Financial Statements.

                                           RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------------------

                              NET ASSETS,               RATIO OF NET
                                END OF     RATIO OF      INVESTMENT
  NET ASSET                     PERIOD     EXPENSES    INCOME (LOSS)
 VALUE, END                     (000'S    TO AVERAGE    TO AVERAGE      PORTFOLIO
  OF PERIOD    TOTAL RETURN    OMITTED)   NET ASSETS    NET ASSETS    TURNOVER RATE
 ----------    ------------    --------   ----------    ----------    -------------



   $ 5.00         5.04%(vi)   $  9,273       1.99%        (1.46)%        98.94%
     4.76       (24.68)(vi)      6,722       1.98         (1.52)        172.25
     6.32       (36.20)(vi)     12,951       1.88         (1.03)        114.75

    10.63       (13.44)(vi)     14,711       1.82         (1.05)        118.82



   $ 4.98         4.62%       $238,387       2.01%        (1.46)%        98.94%
     4.76       (24.68)        252,620       1.98         (1.52)        172.25
     6.32       (36.20)        423,860       1.88         (0.99)        114.75
    10.63         6.21         876,132       1.82         (1.29)        118.82
    10.76        62.66         548,656       1.85         (1.52)        102.54
     6.65        16.94         193,039       1.96         (1.24)        190.74

SPECTRA FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2003

ASSETS:
   Investments in securities, at value (cost $251,463,472), see
     accompanying schedule of investments .....................               $271,873,479
   Cash .......................................................                     49,233
   Receivable for investment securities sold ..................                  6,010,650
   Receivable for shares of beneficial interest sold ..........                    186,514
   Dividends receivable .......................................                     38,482
   Prepaid expenses ...........................................                     50,754
                                                                              ------------
       Total Assets ...........................................                278,209,112
LIABILITIES:
   Payable for securities loaned ..............................   $22,446,362
   Payable for investment securities purchased ................     2,041,068
   Payable for shares of beneficial interest redeemed .........     5,539,691
   Investment advisory fees payable ...........................       300,354
   Shareholder servicing fees payable .........................        50,059
   Transfer agent fees payable ................................        65,432
   Trustees' fees payable .....................................         3,297
   Accrued expenses ...........................................       102,768
                                                                  -----------
       Total Liabilities ......................................                 30,549,031
                                                                              ------------
NET ASSETS ....................................................               $247,660,081
                                                                              ============
NET ASSETS CONSIST OF:
   Paid-in capital ............................................               $577,826,641
   Undistributed net investment income (accumulated loss) .....                 (1,734,824)
   Undistributed net realized gain (accumulated loss) .........               (348,841,743)
   Net unrealized appreciation (depreciation) of investments ..                 20,410,007
                                                                              ------------
NET ASSETS ....................................................               $247,660,081
                                                                              ============

Class A
   Net Asset Value Per Share ..................................               $       5.00
                                                                              ============
   Offering Price Per Share ...................................               $       5.31
                                                                              ============

Class N
   Net Asset Value and Offering Price Per Share ...............               $       4.98
                                                                              ============

Shares of beneficial interest outstanding--Note 5
   Class A ....................................................                  1,853,832
                                                                              ============
   Class N ....................................................                 47,821,663
                                                                              ============




                       See Notes to Financial Statements.

SPECTRA FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2003

INVESTMENT INCOME:
   Income:
     Interest ............................................               $    89,278
     Dividends ...........................................                   561,614
                                                                         -----------
       Total Income ......................................                   650,892
   Expenses:
     Investment advisory fees--Note 2(a) .................  $  1,778,119
     Shareholder servicing fees--Note 2(e) ...............       296,353
     Transfer agent fees .................................       147,002
     Custodian fees ......................................        16,621
     Registration fees ...................................        20,864
     Trustees' fees ......................................        21,413
     Professional fees ...................................        17,018
     Miscellaneous .......................................        88,326
                                                            ------------
       Total Expenses ....................................                 2,385,716
                                                                         -----------
NET INVESTMENT LOSS ......................................                (1,734,824)
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized loss on investments and written options .....   (16,156,497)
Net change in unrealized appreciation (depreciation)
   on investments and written options ....................    28,297,738
                                                            ------------
       Net realized and unrealized gain on investments
         and written options .............................                12,141,241
                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ............................................               $10,406,417
                                                                         ===========









                       See Notes to Financial Statements.

SPECTRA FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS
                                                        ENDED APRIL 30,  YEAR ENDED
                                                            2003         OCTOBER 31,
                                                         (UNAUDITED)        2002
                                                        ------------    ------------
Net investment loss .................................   $ (1,734,824)   $ (5,659,925)
Net realized loss on investments and written options     (16,156,497)   (108,707,361)
Net change in unrealized appreciation (depreciation)
   on investments and written options ...............     28,297,738      22,538,754
                                                        ------------    ------------
    Net increase (decrease) in net assets
       resulting from operations ....................     10,406,417     (91,828,532)
Increase (decrease) from shares of beneficial
   interest transactions:
  Class A ...........................................      1,559,618      (3,547,428)
  Class N ...........................................    (23,648,219)    (82,092,519)
                                                        ------------    ------------
Net decrease from shares of beneficial
   interest transactions--Note 5 ....................    (22,088,601)    (85,639,947)
                                                        ------------    ------------
      Total decrease in net assets ..................    (11,682,184)   (177,468,479)
Net assets:
  Beginning of period ...............................    259,342,265     436,810,744
                                                        ------------    ------------
  End of period (including accumulated net investment
     losses of $1,734,824 and $0, respectively) .....   $247,660,081    $259,342,265
                                                        ============    ============












                       See Notes to Financial Statements.

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

      Spectra Fund (the "Fund") is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund's investment objective is capital appreciation. It seeks to achieve its objective by investing primarily in equity securities.

      The Fund offers Class A and Class N shares. Class A shares were first offered on July 1, 2000 and are generally subject to an initial sales charge. Each class has identical rights to assets and earnings.

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(a) INVESTMENT VALUATION--Investments in securities are valued each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price, or in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Short-term notes are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of the first-in, first-out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS--The Fund enters into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Fund. Additional collateral is obtained when necessary. (D) OPTION WRITING: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or,

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

(e) LENDING OF PORTFOLIO SECURITIES--The Fund lends its securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Fund's total assets, as defined. The Fund earns fees on the securities loaned, which are included in interest income in the accompanying Statement of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any required additional collateral is delivered to the Fund on the next business day. At April 30, 2003, the value of securities loaned and collateral received thereon were $21,402,884 and $22,446,362, respectively.

(f) DIVIDENDS TO SHAREHOLDERS--Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends from net investment income and distributions from capital gains payable to holders of its shares. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or paid-in capital, depending on the type of book/tax differences that may exist.

At October 31, 2002, the Fund reclassified $32,532,564 from undistributed net investment income (accumulated loss) and $6,317,887 from undistributed net realized gain (accumulated loss) to paid-in capital. Reclassifications result primarily from the difference in tax treatment of net operating losses. The reclassification had no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

(g)  FEDERAL  INCOME   TAXES--It  is  the  Fund's  policy  to  comply  with  the
requirements  of the Internal  Revenue Code  applicable to regulated  investment

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

companies and to distribute all of its investment company taxable income to its shareholders. Provided the Fund maintains such compliance, no federal income tax provision is required. At October 31, 2002, the net capital loss carryforward of the Fund which may be used to offset future net realized gains was approximately $329,341,924 and expires in 2009 and 2010.

(h) ALLOCATION METHOD--Income, realized and unrealized gains and losses, and expenses are allocated among the Fund's classes based on relative net assets.

(i) OTHER--These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 2--INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT ADVISORY FEES--The Fund pays its investment adviser, Fred Alger Management, Inc. ("Alger Management"), a monthly fee at an annual rate of 1.50% based on the value of the Fund's average daily net assets.

(b) TRANSFER AGENT FEES--Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the six months ended April 30, 2003, the Fund incurred fees of approximately $141,000 for services provided by Alger Services and reimbursed Alger Services approximately $6,000 for transfer agent related expenses paid by Alger Services on behalf of the Fund.

(c) BROKERAGE COMMISSIONS--During the six months ended April 30, 2003, the Fund paid Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, $514,209 in connection with securities transactions.

(d) TRUSTEES' FEES--Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. The Fund pays each trustee who is not affiliated with Alger Management or its affiliates an annual fee of $8,000.

(e) SHAREHOLDER SERVICING FEES--The Fund has entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides the Fund with ongoing servicing of shareholder accounts. As compensation for such services, the Fund pays Alger Inc. a monthly fee at an annual rate equal to .25% of the value of the Fund's average daily net assets.

NOTE 3--SECURITIES TRANSACTIONS:

(a) During the six months ended April 30, 2003, purchases and sales of investment securities, excluding short-term securities, aggregated $233,289,512 and $227,854,467, respectively.

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(b) Transactions in options during the six months ended April 30, 2003, were as follows:
                                                       NUMBER OF    PREMIUMS
                                                       CONTRACTS    RECEIVED
                                                       --------     ---------
Call options outstanding at October 31, 2002 ........      750      $ 165,995
Call options written ................................      250         39,249
Call options expired or exercised ...................   (1,000)      (205,244)
                                                        ------      ---------
Call options outstanding at April 30, 2003 ..........       --      $      --
                                                        ======      =========

NOTE 4--LINES OF CREDIT:

      The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. To the extent the Fund borrows under these lines, the Fund must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2003, the Fund had no such borrowings.

NOTE 5--SHARE CAPITAL:

      The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into two separate classes.

      During the six months ended April 30, 2003, transactions of shares of beneficial interest were as follows:

CLASS A:                                           SHARES            AMOUNT
                                                   ------            ------
Shares sold ..................................   16,160,451       $ 76,226,546
Shares redeemed ..............................  (15,719,275)       (74,666,928)
                                                -----------       ------------
Net increase .................................      441,176       $  1,559,618
                                                ===========       ============

CLASS N:                                           SHARES             AMOUNT
                                                   ------              ------
Shares sold ..................................    3,891,369      $ 18,360,417
Shares redeemed ..............................   (9,113,672)       (42,008,636)
                                                -----------       ------------
Net decrease .................................   (5,222,303)      $(23,648,219)
                                                ===========       ============

SPECTRA FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      During the year ended October 31, 2002, transactions of shares of beneficial interest were as follows:

CLASS A:                                            SHARES           AMOUNT
                                                    ------           ------
Shares sold ...................................     1,935,985      $ 12,909,732
Shares redeemed ...............................    (2,572,315)      (16,457,160)
                                                  -----------      ------------
Net decrease ..................................      (636,330)     $ (3,547,428)
                                                  ===========      ============

CLASS N:                                            SHARES           AMOUNT
                                                    ------           ------
Shares sold ...................................    16,557,995      $103,432,444
Shares redeemed ...............................   (30,560,799)     (185,524,963)
                                                  -----------      ------------
Net decrease ..................................   (14,002,804)     $(82,092,519)
                                                  ===========      ============

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS:

      During the six months ended April 30, 2003 and the year ended October 31, 2002, there were no distributions paid.

      As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income ................................... $          --
Undistributed long-term gain .................................... $          --
Capital loss carryforward ....................................... $(329,341,924)
Unrealized appreciation
  (depreciation) ................................................ $ (11,231,053)

      The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                      [This page intentionally left blank]

SPECTRA FUND

111 Fifth Avenue
New York, NY 10003
(800) 711-6141
www.alger.com


INVESTMENT MANAGER
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

This report is submitted for the general information of the shareholders of Spectra Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

                                                             ----------------
                                                                PRESORTED
                                                                 STANDARD
                                                                US POSTAGE
                                                                   PAID
                                                             FARMINGDALE, NY
                                                              PERMIT NO. 225
                                                             ----------------





SAS L2

Item 2. CODE OF ETHICS

Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. Reserved

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. Reserved

Item 9. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) In the last 90 days, there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 10. EXHIBITS

(a) Not applicable.

(b) Attached hereto

     Exhibit 99.CERT Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 99.906CERT Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spectra Fund

By:      /s/Fred M. Alger
         Fred M. Alger
         Chairman and President
Date:    July 8, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Fred M. Alger
         Fred M. Alger
         Chairman and President
Date:    July 8, 2003

By:      /s/ Gregory S. Duch
         Gregory S. Duch
         Treasurer
Date:    July 8, 2003